Prior Year Reclassification	12 Months Ended
Dec. 31, 2025
Prior Year Reclassification [Abstract]
PRIOR YEAR RECLASSIFICATION

Note 16 - PRIOR YEAR RECLASSIFICATION

Certain prior year's figures in the Consolidated Statements of Comprehensive Income have been reclassified to conform to the current year’s presentation for comparative purposes. Specifically, costs totaling $372,720 previously categorized as cost of revenue, were reclassified as operating expenses for the year ended December 31, 2024 due to no cultivation or sale activities relating to the consumptive biological assets, and the associated economic benefits were uncertain during that period.